Income Taxes - Reconciliation of Computed Income Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Total tax income (expense) using statutory rate	(25.50%)	(24.00%)	(22.50%)
Tax effect of rates applied in other countries	0.06%	0.06%	(0.00%)
Tax effect of non-taxable operations	6.43%	7.51%	0.70%
Tax effect of non-tax-deductible expenses	(3.09%)	(1.95%)	(3.47%)
Tax effect of adjustments to deferred taxes in previous periods	(0.00%)	(0.05%)	(2.35%)
Price level restatement for tax purposes (equity investments)	1.25%	2.58%	2.10%
Total adjustments to tax expense using statutory rates	4.65%	8.15%	(3.01%)
Actual income tax expense	(20.85%)	(15.85%)	(25.51%)
ACCOUNTING PROFIT BEFORE INCOME TAX	$ 537,641,734	$ 525,076,863	$ 300,487,081
Total tax income (expense) using statutory rate	(137,098,643)	(126,018,446)	(67,609,594)
Tax effect of rates applied in other countries	328,968	330,353
Tax effect of non-taxable operations	34,547,907	39,421,280	2,118,333
Tax effect of non-tax-deductible expenses	(16,589,585)	(10,216,591)	(10,419,563)
Tax effect of adjustments to deferred taxes in previous periods	(24,409)	(295,585)	(7,068,433)
Price level restatement for tax purposes (equity investments)	6,736,243	13,562,054	6,323,438
Total adjustments to tax expense using statutory rates	24,999,124	42,801,511	(9,046,225)
Income tax expense, continuing operations	$ (112,099,519)	$ (83,216,935)	$ (76,655,819)